Mortgage Servicing Rights - Significant Economic Assumptions (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Fixed
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Weighted-average OAS	4.52%	3.97%
Weighted-average life, in years	4 years 6 months 10 days	5 years 8 months 12 days
Adjustable
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Weighted-average OAS	7.61%	7.61%
Weighted-average life, in years	2 years 11 months 12 days	2 years 10 months 9 days